Cash and cash equivalents - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Disclosure Of Cash And Cash Equivalents [Line Items]
Notice accounts	€ 15,169	€ 15,169		€ 44,239
Effect of movements in exchange rates on cash held		(8,940)	€ (171)
United States of America, Dollars
Disclosure Of Cash And Cash Equivalents [Line Items]
Effect of movements in exchange rates on cash held	€ (8,297)	€ (8,297)		€ 2,035